Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,424
Amortization	620	[1]	$ 554	$ 503
Ending balance	2,442		2,424
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	209
Ending balance	151		209
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	73
Ending balance	29		73
Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,475
Ending balance	1,735		1,475
software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	402
Ending balance	280		402
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	265
Ending balance	247		265
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,587		6,837
Additions (disposals)	421		657
Foreign exchange and other	38		93
Ending balance	8,046		7,587	6,837
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	760		688
Additions (disposals)	0
Foreign exchange and other	7		72
Ending balance	767		760	688
Gross carrying amount [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	951		951
Additions (disposals)	0
Foreign exchange and other	11
Ending balance	962		951	951
Gross carrying amount [member] | Branch distribution networks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	191		191
Additions (disposals)	0
Foreign exchange and other	2
Ending balance	193		191	191
Gross carrying amount [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,836		4,127
Additions (disposals)	562		718
Foreign exchange and other	18		(9)
Ending balance	5,416		4,836	4,127
Gross carrying amount [member] | software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	402		496
Additions (disposals)	(124)		(91)
Foreign exchange and other	2		(3)
Ending balance	280		402	496
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	447		384
Additions (disposals)	(17)		30
Foreign exchange and other	(2)		33
Ending balance	428		447	384
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,163)		(4,565)
Amortization	620		554
Additions (disposals)	(211)		(11)
Foreign exchange and other	32		55
Ending balance	(5,604)		(5,163)	(4,565)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(551)		(475)
Amortization	52		60
Foreign exchange and other	13		16
Ending balance	(616)		(551)	(475)
Accumulated depreciation and amortisation [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(878)		(830)
Amortization	46		48
Foreign exchange and other	9
Ending balance	(933)		(878)	(830)
Accumulated depreciation and amortisation [member] | Branch distribution networks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(191)		(191)
Foreign exchange and other	2
Ending balance	(193)		(191)	(191)
Accumulated depreciation and amortisation [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,361)		(2,970)
Amortization	478		395
Additions (disposals)	(173)		(11)
Foreign exchange and other	15		7
Ending balance	(3,681)		(3,361)	(2,970)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(182)		(99)
Amortization	44		51
Additions (disposals)	(38)
Foreign exchange and other	(7)		32
Ending balance	$ (181)		$ (182)	$ (99)

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.